Investment of affiliates (Details Narrative) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2015 USD ($)	Feb. 18, 2015	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Schedule of Investments [Line Items]
Long-term Debt			$ 1,361,709	$ 486,857
Proceeds from Issuance of Long-term Debt			$ 735,276	$ 79,475	$ 386,530
Common units outstanding | shares			30,197,087	11,345,187
Investment income			$ 80,839	$ 1,133	(40,071)
OTTI loss			0	0	$ 42,603
Carrying value of the investment			0	$ 26,158
Navios Europe [Member] | Five Vessels [Member]
Schedule of Investments [Line Items]
Property, Plant and Equipment, Additions			$ 56,083
Navios Europe I [Member]
Schedule of Investments [Line Items]
Ownership percentage										5.00%
Number of vessels acquired									10
Navios Europe I [Member] | Navios Holdings [Member]
Schedule of Investments [Line Items]
Ownership percentage										47.50%
Navios Europe I [Member] | Navios Acquisition [Member]
Schedule of Investments [Line Items]
Ownership percentage										47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe [Member] | Navios Revolving Loans I
Schedule of Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity									$ 24,100
Line of Credit Facility, Increase (Decrease), Net						$ 30,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe [Member] | Navios Term Loans I [Member]
Schedule of Investments [Line Items]
Long-term Debt									$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Europe II [Member] | Navios Revolvings Loans II
Schedule of Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity							$ 43,500
Line of Credit Facility, Increase (Decrease), Net	$ 14,000
Navios Europe II [Member]
Schedule of Investments [Line Items]
Ownership percentage								5.00%
Number of vessels acquired							14
Long-term Debt							$ 14,000
Payments to Acquire Businesses, Gross							145,550
Navios Europe II [Member] | Five Containerships [Member]
Schedule of Investments [Line Items]
Property, Plant and Equipment, Additions		$ 56,050
Navios Europe II [Member] | Senior Loans II
Schedule of Investments [Line Items]
Proceeds from Issuance of Long-term Debt							131,550
Debt Instrument, Unamortized Discount							3,375
Navios Europe II [Member] | Junior Loan II
Schedule of Investments [Line Items]
Debt Instrument, Face Amount							182,150
Loans Payable, Fair Value Disclosure							$ 99,147
Navios Europe II [Member] | Navios Holdings [Member]
Schedule of Investments [Line Items]
Ownership percentage								47.50%
Navios Europe II [Member] | Navios Acquisition [Member]
Schedule of Investments [Line Items]
Ownership percentage								47.50%
Navios Containers [Member]
Schedule of Investments [Line Items]
Ownership percentage				35.70%	33.50%
Common units outstanding | shares				11,592,276	11,592,276
OTTI loss					$ 42,603
Fair value of the investment				$ 47,528	25,025
Carrying value of the investment				26,158	67,628
Navios Containers [Member] | Limited Partner [Member]
Schedule of Investments [Line Items]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued | shares			8,133,452
Shares conversion rate			0.39
Navios Containers [Member] | With caption Equity in net earnings of affiliated companies
Schedule of Investments [Line Items]
Investment income				$ 1,133	$ 2,532